Quarterly Holdings Report
for
Fidelity® Blue Chip Growth K6 Fund
October 31, 2021
BCFK6-NPRT1-1221
1.9884004.104
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.2%
Entertainment - 3.4%
Endeavor Group Holdings, Inc. (a)(b)	93,990	2,526,451
Endeavor Group Holdings, Inc. Class A (c)	85,166	2,289,262
Netflix, Inc. (a)	177,175	122,305,674
Roblox Corp. (a)	87,285	7,333,686
Roku, Inc. Class A (a)	49,361	15,050,169
Sea Ltd. ADR (a)	286,484	98,427,308
Universal Music Group NV	22,884	664,390
		248,596,940
Interactive Media & Services - 11.4%
Alphabet, Inc. Class A (a)	146,385	433,434,274
Bumble, Inc.	44,923	2,359,356
Cars.com, Inc. (a)	51,554	671,233
fuboTV, Inc. (a)	23,800	709,478
Kuaishou Technology Class B (d)	277,420	3,690,376
Match Group, Inc. (a)	118,394	17,851,447
Meta Platforms, Inc. Class A (a)	835,746	270,422,333
Snap, Inc. Class A (a)	1,103,983	58,047,426
Tencent Holdings Ltd.	435,834	26,511,692
Yandex NV Series A (a)	21,000	1,739,640
Zoominfo Technologies, Inc. (a)	57,247	3,848,143
		819,285,398
Media - 0.3%
Criteo SA sponsored ADR (a)	262,907	8,686,447
DISH Network Corp. Class A (a)	239,395	9,831,953
		18,518,400
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	87,033	10,011,406
TOTAL COMMUNICATION SERVICES		1,096,412,144
CONSUMER DISCRETIONARY - 28.4%
Automobiles - 5.2%
Ford Motor Co.	400,388	6,838,627
General Motors Co. (a)	254,113	13,831,371
Hyundai Motor Co.	5,890	1,048,059
Kia Corp.	17,860	1,296,606
Li Auto, Inc. Class A (a)	79,050	1,332,994
Neutron Holdings, Inc. (a)(c)(e)	491,550	63,902
NIO, Inc. sponsored ADR (a)	82,034	3,232,960
Rad Power Bikes, Inc. (c)(e)	101,681	974,490
Tesla, Inc. (a)	290,705	323,845,370
XPeng, Inc.:
ADR (a)	485,383	22,633,409
Class A	56,082	1,301,311
		376,399,099
Diversified Consumer Services - 0.2%
Duolingo, Inc. (a)	5,883	1,021,818
FSN E-Commerce Ventures Private Ltd. (a)(c)	629,400	8,029,668
Mister Car Wash, Inc.	95,038	1,742,997
		10,794,483
Hotels, Restaurants & Leisure - 4.2%
Airbnb, Inc. Class A	400,391	68,330,728
Caesars Entertainment, Inc. (a)	409,349	44,807,342
Chipotle Mexican Grill, Inc. (a)	18,306	32,566,923
Churchill Downs, Inc.	51,880	11,932,400
DraftKings, Inc. Class A (a)(b)	68,631	3,197,518
Dutch Bros, Inc.	52,820	4,026,997
Evolution AB (d)	36,271	5,867,219
Expedia, Inc. (a)	110,600	18,183,746
F45 Training Holdings, Inc.	32,982	452,843
First Watch Restaurant Group, Inc.	37,452	808,214
Flutter Entertainment PLC (a)	5,267	994,365
Hilton Worldwide Holdings, Inc. (a)	130,076	18,724,440
Marriott International, Inc. Class A (a)	160,724	25,719,054
MGM Resorts International	203,691	9,606,068
Penn National Gaming, Inc. (a)	751,108	53,779,333
Rush Street Interactive, Inc. (a)	34,000	684,420
Vail Resorts, Inc.	16,155	5,568,790
		305,250,400
Household Durables - 0.5%
D.R. Horton, Inc.	40,489	3,614,453
Lennar Corp. Class A	50,766	5,073,046
Sonos, Inc. (a)	59,422	1,938,346
Tempur Sealy International, Inc.	213,852	9,509,998
Toll Brothers, Inc.	64,660	3,890,592
TRI Pointe Homes, Inc. (a)	176,925	4,279,816
Tupperware Brands Corp. (a)	459,513	10,219,569
		38,525,820
Internet & Direct Marketing Retail - 7.8%
Amazon.com, Inc. (a)	138,472	466,987,127
BHG Group AB (a)	70,355	809,803
Cazoo Group Ltd.	438,858	3,673,241
Chewy, Inc. (a)(b)	138,355	10,487,309
Coupang, Inc. Class A (a)	79,578	2,368,241
Deliveroo PLC Class A (a)(d)	1,009,733	3,735,195
Delivery Hero AG (a)(d)	17,648	2,194,137
eBay, Inc.	259,666	19,921,576
Etsy, Inc. (a)	49,763	12,475,086
Farfetch Ltd. Class A (a)	88,837	3,483,299
Global-e Online Ltd. (a)	87,666	5,072,355
Overstock.com, Inc. (a)(b)	29,900	2,847,377
The Original BARK Co. (c)	229,270	1,687,427
The Original BARK Co. Class A (a)(b)	168,595	1,240,859
The RealReal, Inc. (a)	19,049	248,208
thredUP, Inc. (a)	47,912	1,036,816
Vivid Seats, Inc. Class A (b)	136,049	1,836,662
Wayfair LLC Class A (a)	69,574	17,330,883
Zomato Ltd. (c)	2,860,900	4,267,877
		561,703,478
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	92,065	8,418,424
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	29,437	3,172,131
Kohl's Corp.	77,615	3,766,656
Ollie's Bargain Outlet Holdings, Inc. (a)	97,794	6,616,742
Target Corp.	38,528	10,002,639
		23,558,168
Specialty Retail - 5.9%
American Eagle Outfitters, Inc. (b)	978,794	23,236,570
Aritzia, Inc. (a)	151,704	5,974,510
Auto1 Group SE (d)	33,720	1,325,331
Bath & Body Works, Inc.	143,366	9,905,157
Boot Barn Holdings, Inc. (a)	26,178	2,735,339
Burlington Stores, Inc. (a)	72,064	19,910,563
Carvana Co. Class A (a)(b)	198,245	60,103,919
Citi Trends, Inc. (a)(b)	33,579	2,597,671
Dick's Sporting Goods, Inc.	151,725	18,845,762
Fanatics, Inc. Class A (c)(e)	113,614	5,381,895
Five Below, Inc. (a)	114,853	22,660,497
Floor & Decor Holdings, Inc. Class A (a)	199,668	27,138,875
Gap, Inc.	136,328	3,093,282
JD Sports Fashion PLC	153,905	2,291,618
Lowe's Companies, Inc.	465,211	108,775,636
RH (a)(b)	88,973	58,689,260
Signet Jewelers Ltd.	85,376	7,613,832
The Children's Place, Inc. (a)(b)	68,363	5,666,609
The Home Depot, Inc.	28,274	10,510,577
TJX Companies, Inc.	87,974	5,761,417
Victoria's Secret & Co. (a)	345,346	17,429,613
Volta, Inc. (a)	107,649	876,263
Warby Parker, Inc. (a)(b)	14,376	776,304
		421,300,500
Textiles, Apparel & Luxury Goods - 4.2%
Allbirds, Inc. (a)(c)	11,760	148,176
Capri Holdings Ltd. (a)	561,153	29,875,786
Crocs, Inc. (a)	261,515	42,221,597
Deckers Outdoor Corp. (a)	45,780	18,097,292
Dr. Martens Ltd. (a)	256,273	1,293,464
Hermes International SCA	1,381	2,187,916
Levi Strauss & Co. Class A	39,204	1,026,361
lululemon athletica, Inc. (a)	140,073	65,275,419
LVMH Moet Hennessy Louis Vuitton SE	14,197	11,132,175
Moncler SpA	90,834	6,522,855
NIKE, Inc. Class B	450,389	75,345,576
On Holding AG	53,851	1,839,550
Puma AG	31,162	3,865,297
PVH Corp.	218,649	23,904,895
Samsonite International SA (a)(d)	1,070,078	2,305,058
Tapestry, Inc.	381,316	14,863,698
Under Armour, Inc. Class A (sub. vtg.) (a)	105,572	2,318,361
		302,223,476
TOTAL CONSUMER DISCRETIONARY		2,048,173,848
CONSUMER STAPLES - 0.4%
Beverages - 0.2%
Celsius Holdings, Inc. (a)	133,610	12,896,037
Food & Staples Retailing - 0.0%
Blink Health, Inc. Series A1 (c)(e)	5,757	219,802
Costco Wholesale Corp.	4,401	2,163,268
Sweetgreen, Inc. warrants 1/21/26 (a)(c)(e)	38,133	150,625
Zur Rose Group AG (a)	2,529	897,690
		3,431,385
Food Products - 0.0%
AppHarvest, Inc. (c)	85,265	513,295
Sovos Brands, Inc.	37,709	609,377
		1,122,672
Personal Products - 0.1%
Olaplex Holdings, Inc.	130,167	3,632,961
The Beauty Health Co. (a)(b)	32,407	890,220
The Honest Co., Inc.	23,604	213,817
		4,736,998
Tobacco - 0.1%
Altria Group, Inc.	112,628	4,968,021
JUUL Labs, Inc. Class A (a)(c)(e)	23,134	1,173,588
Swedish Match Co. AB	284,696	2,505,510
		8,647,119
TOTAL CONSUMER STAPLES		30,834,211
ENERGY - 1.5%
Energy Equipment & Services - 0.0%
Fluence Energy, Inc.	46,900	1,668,233
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd.	26,014	1,105,637
Cenovus Energy, Inc. (Canada)	211,299	2,526,846
Cheniere Energy, Inc.	28,665	2,963,961
Coterra Energy, Inc.	35,402	754,771
Devon Energy Corp.	85,961	3,445,317
Diamondback Energy, Inc.	83,948	8,998,386
EOG Resources, Inc.	124,407	11,502,671
Hess Corp.	200,720	16,573,450
Phillips 66 Co.	75,292	5,630,336
Pioneer Natural Resources Co.	31,631	5,914,364
Range Resources Corp. (a)	256,106	5,972,392
Reliance Industries Ltd.	929,442	31,449,500
Reliance Industries Ltd.	52,149	1,323,606
Reliance Industries Ltd. sponsored GDR (d)	46,441	3,157,988
Tourmaline Oil Corp.	40,096	1,449,171
Valero Energy Corp.	71,289	5,512,778
		108,281,174
TOTAL ENERGY		109,949,407
FINANCIALS - 1.7%
Banks - 0.6%
Bancorp, Inc., Delaware (a)	11,700	357,435
Bank of America Corp.	158,406	7,568,639
Kotak Mahindra Bank Ltd. (a)	72,602	1,967,388
Silvergate Capital Corp. (a)	9,700	1,519,214
Wells Fargo & Co.	531,205	27,176,448
		38,589,124
Capital Markets - 0.6%
Charles Schwab Corp.	47,145	3,867,304
Coinbase Global, Inc. (a)(b)	21,665	6,920,234
ESS Tech, Inc. (c)	162,758	2,636,680
Goldman Sachs Group, Inc.	31,629	13,073,847
Morgan Stanley	140,270	14,416,951
Switchback II Corp. Class A (a)(b)	311,595	3,125,298
		44,040,314
Consumer Finance - 0.4%
American Express Co.	94,932	16,497,283
LendingClub Corp. (a)	278,770	12,812,269
		29,309,552
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(c)(e)	403,977	868,551
WeWork, Inc. (c)	407,536	3,744,848
WeWork, Inc. (a)(b)	376,331	3,842,340
		8,455,739
Insurance - 0.0%
Goosehead Insurance	6,756	974,891
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	65,160	2,472,959
TOTAL FINANCIALS		123,842,579
HEALTH CARE - 7.6%
Biotechnology - 2.0%
Adagio Theraputics, Inc.	121,936	3,565,409
ADC Therapeutics SA (a)	42,241	1,224,567
Allakos, Inc. (a)	14,931	1,501,760
Alnylam Pharmaceuticals, Inc. (a)	82,863	13,221,620
Annexon, Inc. (a)	48,632	793,188
Arcutis Biotherapeutics, Inc. (a)	52,080	1,103,054
Argenx SE ADR (a)	9,442	2,851,106
Ascendis Pharma A/S sponsored ADR (a)	45,356	6,876,423
Avidity Biosciences, Inc. (a)	21,453	482,693
BioAtla, Inc.	14,716	430,149
Bolt Biotherapeutics, Inc.	31,824	416,576
Century Therapeutics, Inc.	31,554	709,018
Cerevel Therapeutics Holdings (a)	70,370	2,860,541
Cibus Corp. Series C (a)(c)(e)(f)	500,651	881,146
Connect Biopharma Holdings Ltd. ADR (a)	47,443	751,497
Day One Biopharmaceuticals, Inc. (a)	72,933	1,782,483
Erasca, Inc.	38,055	752,728
Generation Bio Co. (a)	71,739	1,503,649
Graphite Bio, Inc.	36,022	458,920
Horizon Therapeutics PLC (a)	194,168	23,282,685
Imago BioSciences, Inc.	24,368	648,676
Instil Bio, Inc. (a)	63,621	1,295,960
Intellia Therapeutics, Inc. (a)	8,661	1,151,740
Janux Therapeutics, Inc.	30,956	753,779
Karuna Therapeutics, Inc. (a)	17,665	2,479,813
Moderna, Inc. (a)	78,263	27,017,170
Monte Rosa Therapeutics, Inc.	31,654	742,286
Natera, Inc. (a)	10,858	1,244,001
Nuvalent, Inc. Class A (a)	24,449	597,289
Passage Bio, Inc. (a)	38,220	333,278
Prelude Therapeutics, Inc. (a)	27,828	489,216
Recursion Pharmaceuticals, Inc. (a)(b)	59,687	1,143,006
Regeneron Pharmaceuticals, Inc. (a)	31,146	19,931,571
Relay Therapeutics, Inc. (a)	30,241	1,005,513
Revolution Medicines, Inc. (a)	47,681	1,403,252
Seagen, Inc. (a)	2,856	503,598
Shattuck Labs, Inc.	20,830	402,019
Taysha Gene Therapies, Inc. (a)	16,250	254,150
Tenaya Therapeutics, Inc. (a)	42,316	1,087,944
TG Therapeutics, Inc. (a)	24,875	776,598
Turning Point Therapeutics, Inc. (a)	50,854	2,114,509
Twist Bioscience Corp. (a)	4,381	520,463
Tyra Biosciences, Inc.	34,258	767,037
Vaxcyte, Inc. (a)	40,183	940,282
Verve Therapeutics, Inc.	54,477	2,527,188
Xencor, Inc. (a)	35,496	1,404,222
Zai Lab Ltd. ADR (a)	31,601	3,299,144
		140,282,916
Health Care Equipment & Supplies - 2.8%
Axonics Modulation Technologies, Inc. (a)	76,110	5,582,669
Boston Scientific Corp. (a)	117,515	5,068,422
CryoPort, Inc. (a)(b)	15,248	1,243,322
Danaher Corp.	74,033	23,081,268
DexCom, Inc. (a)	80,990	50,473,778
Figs, Inc. Class A (a)(b)	63,911	2,148,049
InMode Ltd. (a)	103,959	9,849,076
Insulet Corp. (a)	30,546	9,469,871
Intuitive Surgical, Inc. (a)	157,664	56,937,200
Outset Medical, Inc. (a)	26,718	1,423,268
Shockwave Medical, Inc. (a)	92,162	19,695,019
Sight Sciences, Inc.	23,136	623,978
Tandem Diabetes Care, Inc. (a)	82,902	11,302,030
The Cooper Companies, Inc.	2,915	1,215,322
		198,113,272
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	62,625	1,356,458
agilon health, Inc. (a)	75,756	1,856,022
Alignment Healthcare, Inc. (a)	99,619	1,978,433
Cano Health, Inc. (a)	124,932	1,373,003
Guardant Health, Inc. (a)	87,277	10,193,081
Humana, Inc.	17,873	8,278,059
LifeStance Health Group, Inc.	47,624	570,536
Oak Street Health, Inc. (a)	16,231	766,590
Owens & Minor, Inc.	39,619	1,421,530
Surgery Partners, Inc. (a)	37,912	1,559,700
UnitedHealth Group, Inc.	32,174	14,815,162
		44,168,574
Health Care Technology - 0.1%
Certara, Inc.	45,947	1,898,071
Definitive Healthcare Corp.	10,953	439,653
Doximity, Inc. (b)	25,911	1,800,296
GoodRx Holdings, Inc. (a)(b)	74,209	3,309,721
Medlive Technology Co. Ltd.	225,000	1,111,264
MultiPlan Corp. warrants 12/31/99 (a)(c)	13,856	7,214
		8,566,219
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)	37,033	5,972,312
23andMe Holding Co. Class B	14,918	164,255
Absci Corp.	73,369	1,076,323
Avantor, Inc. (a)	217,960	8,801,225
Bio-Rad Laboratories, Inc. Class A (a)	5,416	4,303,987
Eurofins Scientific SA	9,573	1,128,108
Joinn Laboratories China Co. Ltd. (H Shares) (d)	25,745	333,208
Maravai LifeSciences Holdings, Inc.	206,452	8,730,855
Nanostring Technologies, Inc. (a)	32,473	1,568,446
Olink Holding AB ADR (a)	74,941	2,410,103
Seer, Inc.	16,903	624,059
Stevanato Group SpA	26,993	692,910
Thermo Fisher Scientific, Inc.	3,609	2,284,750
Veterinary Emergency Group LLC Class A (c)(e)(f)	26,300	845,392
		38,935,933
Pharmaceuticals - 1.6%
Antengene Corp. (d)	703,643	933,307
Arvinas Holding Co. LLC (a)	6,961	602,683
DICE Therapeutics, Inc.	12,520	401,892
Eli Lilly & Co.	209,638	53,407,377
GH Research PLC	29,869	755,984
Intra-Cellular Therapies, Inc. (a)	64,624	2,783,356
Longboard Pharmaceuticals, Inc. (a)	54,909	409,072
Nuvation Bio, Inc. (a)	128,854	1,181,591
Nuvation Bio, Inc. (c)	120,038	1,100,748
OptiNose, Inc. (a)	106,652	282,628
Pharvaris BV	26,505	470,199
Zoetis, Inc. Class A	240,816	52,064,419
		114,393,256
TOTAL HEALTH CARE		544,460,170
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.2%
Airbus Group NV (a)	32,757	4,202,135
Axon Enterprise, Inc. (a)	15,020	2,702,999
Howmet Aerospace, Inc.	153,966	4,571,251
Space Exploration Technologies Corp. Class A (a)(c)(e)	2,200	923,978
		12,400,363
Building Products - 0.3%
Builders FirstSource, Inc. (a)	158,258	9,221,694
Carrier Global Corp.	95,653	4,995,956
The AZEK Co., Inc. (a)	99,409	3,647,316
		17,864,966
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	363,224	7,071,971
Driven Brands Holdings, Inc.	42,436	1,377,897
Li-Cycle Holdings Corp. (a)	168,310	2,177,931
		10,627,799
Construction & Engineering - 0.0%
Dycom Industries, Inc. (a)	35,835	2,846,016
Electrical Equipment - 0.5%
Acuity Brands, Inc.	84,980	17,457,441
Array Technologies, Inc.	231,594	4,944,532
Contemporary Amperex Technology Co. Ltd.	8,600	858,181
Generac Holdings, Inc. (a)	2,010	1,002,106
Sunrun, Inc. (a)	139,492	8,045,899
		32,308,159
Industrial Conglomerates - 0.2%
General Electric Co.	152,400	15,982,188
Machinery - 0.2%
AutoStore Holdings Ltd.	855,500	3,371,710
Deere & Co.	25,031	8,568,362
Proterra, Inc. Class A (a)	172,131	1,929,589
		13,869,661
Professional Services - 0.2%
First Advantage Corp.	63,613	1,189,563
KBR, Inc.	51,294	2,176,917
Otonomo Technologies Ltd. (c)	6,304	30,511
Recruit Holdings Co. Ltd.	44,500	2,960,096
Sterling Check Corp.	56,624	1,214,585
Upwork, Inc. (a)	167,909	7,911,872
		15,483,544
Road & Rail - 3.5%
Avis Budget Group, Inc. (a)	64,999	11,264,977
Lyft, Inc. (a)	2,408,181	110,463,262
TuSimple Holdings, Inc. (a)(b)	113,449	4,438,125
Uber Technologies, Inc. (a)	2,844,052	124,626,359
		250,792,723
TOTAL INDUSTRIALS		372,175,419
INFORMATION TECHNOLOGY - 36.8%
Electronic Equipment & Components - 0.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	405,000	1,556,294
IT Services - 3.9%
Adyen BV (a)(d)	496	1,496,586
Affirm Holdings, Inc.	16,723	2,717,488
Cloudflare, Inc. (a)	1,115	217,113
Cyxtera Technologies, Inc. (c)	122,533	1,217,978
Digitalocean Holdings, Inc. (a)(b)	292,488	28,543,904
Dlocal Ltd.	94,536	4,585,941
Endava PLC ADR (a)	31,748	5,030,788
Flywire Corp. (a)	28,932	1,372,534
Globant SA (a)	4,205	1,342,194
Marqeta, Inc. Class A	25,401	777,271
MongoDB, Inc. Class A (a)	24,979	13,021,303
Payfare, Inc. (a)	96,094	692,597
PayPal Holdings, Inc. (a)	372,503	86,640,473
Remitly Global, Inc.	11,247	344,383
Shopify, Inc. Class A (a)	27,593	40,288,545
Snowflake Computing, Inc. (a)	15,545	5,500,443
Square, Inc. (a)(b)	171,418	43,625,881
Squarespace, Inc. Class A (a)	18,314	713,147
TaskUs, Inc.	75,227	4,355,643
TDCX, Inc. ADR	52,655	1,510,145
Thoughtworks Holding, Inc.	63,176	1,825,155
Toast, Inc.	16,527	879,567
Twilio, Inc. Class A (a)	110,554	32,211,013
		278,910,092
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc. (a)	5,700	685,311
ASML Holding NV	10,233	8,318,201
Cirrus Logic, Inc. (a)	69,472	5,614,032
Enphase Energy, Inc. (a)	76,841	17,798,681
GlobalFoundries, Inc.	120,200	5,858,548
Marvell Technology, Inc.	3,202,948	219,401,938
NVIDIA Corp.	1,529,471	391,039,851
NXP Semiconductors NV	462,159	92,829,257
ON Semiconductor Corp. (a)	196,150	9,428,931
Silergy Corp.	10,000	1,644,820
SiTime Corp. (a)	6,738	1,784,829
Synaptics, Inc. (a)	17,932	3,489,029
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	66,636	7,576,513
Teradyne, Inc.	142,585	19,710,950
Wolfspeed, Inc. (a)	31,026	3,726,533
		788,907,424
Software - 13.8%
Adobe, Inc. (a)	149,936	97,512,377
Amplitude, Inc. (a)(b)	70,120	5,209,215
AppLovin Corp. (a)(b)	109,765	10,784,411
Atlassian Corp. PLC (a)	16,392	7,509,667
Avalara, Inc. (a)	16,334	2,934,240
AvidXchange Holdings, Inc.	26,796	595,675
Bill.Com Holdings, Inc. (a)	8,538	2,512,819
Cadence Design Systems, Inc. (a)	51,628	8,937,323
Cipher Mining, Inc. (c)	327,292	2,572,515
Clearwater Analytics Holdings, Inc.	25,862	581,378
Confluent, Inc. (b)	44,446	3,020,106
Copperleaf Technologies, Inc.	31,979	668,985
Coupa Software, Inc. (a)	37,086	8,444,482
Crowdstrike Holdings, Inc. (a)	43,648	12,300,006
Datadog, Inc. Class A (a)	5,780	965,549
DocuSign, Inc. (a)	74,097	20,620,454
DoubleVerify Holdings, Inc. (a)	116,300	4,597,339
DoubleVerify Holdings, Inc. (d)	185,753	7,342,816
EngageSmart, Inc.	22,982	770,586
Epic Games, Inc. (a)(c)(e)	607	515,046
ForgeRock, Inc.	19,755	583,168
Fortinet, Inc. (a)	4,596	1,545,819
Freshworks, Inc. (b)	74,814	3,759,404
GitLab, Inc.	5,672	636,398
HubSpot, Inc. (a)	42,074	34,089,617
Intuit, Inc.	37,183	23,276,186
IonQ, Inc. (c)	155,400	2,337,216
Lightspeed Commerce, Inc. (Canada) (a)	158,591	15,458,009
Microsoft Corp.	1,364,708	452,564,467
Monday.com Ltd.	4,155	1,544,954
Palo Alto Networks, Inc. (a)	1,474	750,399
Pine Labs Private Ltd. (c)(e)	1,109	475,445
Procore Technologies, Inc. (a)	5,928	542,116
Riskified Ltd. (a)	22,316	431,591
Riskified Ltd.:
Class A	42,037	772,346
Class B	84,074	1,544,692
Salesforce.com, Inc. (a)	485,492	145,497,097
SentinelOne, Inc. (b)	108,124	7,179,434
ServiceNow, Inc. (a)	27,953	19,504,485
Similarweb Ltd. (a)	51,246	985,973
Sinch AB (a)(d)	30,116	571,075
Stripe, Inc. Class B (a)(c)(e)	19,200	770,400
Stronghold Digital Mining, Inc. Class A (b)	43,700	1,200,002
Telos Corp.	46,295	1,199,503
Teradata Corp. (a)	29,143	1,648,328
The Trade Desk, Inc. (a)	185,159	13,870,261
UiPath, Inc. Class A (a)(b)	155,229	7,800,257
Volue A/S	292,525	2,046,453
Workday, Inc. Class A (a)	68,823	19,957,294
Zoom Video Communications, Inc. Class A (a)	128,065	35,173,052
		996,110,430
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	3,884,865	581,952,771
TOTAL INFORMATION TECHNOLOGY		2,647,437,011
MATERIALS - 1.2%
Chemicals - 0.8%
Albemarle Corp. U.S.	15,055	3,770,826
CF Industries Holdings, Inc.	132,587	7,530,942
Corbion NV	1,052	49,982
Corteva, Inc.	75,815	3,271,417
Nutrien Ltd.	288,081	20,134,944
Olin Corp.	52,212	2,975,040
The Chemours Co. LLC	173,332	4,856,763
The Mosaic Co.	286,977	11,929,634
		54,519,548
Construction Materials - 0.0%
Eagle Materials, Inc.	19,973	2,963,194
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	640,658	24,165,620
Gatos Silver, Inc.	140,130	1,695,573
		25,861,193
Paper & Forest Products - 0.0%
West Fraser Timber Co. Ltd.	42,174	3,376,714
TOTAL MATERIALS		86,720,649
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Lamar Advertising Co. Class A	11,155	1,262,746
Simon Property Group, Inc.	53,355	7,820,776
		9,083,522
Real Estate Management & Development - 0.1%
Opendoor Technologies, Inc. (a)(b)	90,370	2,142,673
Redfin Corp. (a)(b)	42,153	2,164,135
		4,306,808
TOTAL REAL ESTATE		13,390,330
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	20,550	851,158
TOTAL COMMON STOCKS (Cost $3,969,203,662)		7,074,246,926

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 1.4%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series C(a)(c)	158,250	242,051
Series D(a)(c)	553,263	846,243
Series E3(c)	373,793	571,735
		1,660,029
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.4%
Bird Rides, Inc. (c)	367,551	4,344,699
Bird Rides, Inc.:
Series C1(c)	146,154	1,100,589
Series D(c)	22,200	167,174
Rad Power Bikes, Inc.:
Series A(c)(e)	13,256	127,043
Series C(c)(e)	52,162	499,910
Series D(c)(e)	102,800	985,215
Rivian Automotive, Inc.:
Series E(a)(c)(e)	225,415	13,766,094
Series F(c)(e)	110,275	6,734,494
		27,725,218
Internet & Direct Marketing Retail - 0.3%
GoBrands, Inc.:
Series G(c)(e)	18,300	7,109,367
Series H(c)(e)	11,467	4,454,815
Instacart, Inc.:
Series H(c)(e)	27,205	3,154,420
Series I(c)(e)	13,064	1,514,771
Reddit, Inc.:
Series E(c)(e)	4,835	298,776
Series F(c)(e)	51,156	3,161,154
		19,693,303
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (c)(e)	30,436	890,102
Allbirds, Inc.:
Series A(a)(c)	4,640	58,464
Series B(a)(c)	815	10,269
Series C(a)(c)	7,790	98,154
Series Seed(a)(c)	2,495	31,437
Discord, Inc. Series I (c)(e)	700	385,437
		1,473,863
TOTAL CONSUMER DISCRETIONARY		48,892,384

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(c)(e)	16,970	647,915
Sweetgreen, Inc.:
Series C(a)(c)(e)	1,240	16,306
Series D(a)(c)(e)	19,947	262,303
Series H(a)(c)(e)	211,642	2,783,092
Series I(a)(c)(e)	47,013	618,221
Series J(c)(e)	38,133	501,449
		4,829,286
Food Products - 0.0%
AgBiome LLC Series C (a)(c)(e)	68,700	407,239
Bowery Farming, Inc. Series C1 (c)(e)	17,874	1,076,896
		1,484,135
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(e)	12,508	634,531

TOTAL CONSUMER STAPLES		6,947,952

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D1 (a)(c)	47,507	683,398

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
ABL Space Systems:
Series B(c)(e)	29,724	2,021,116
Series B2(c)(e)	17,155	1,166,473
Relativity Space, Inc. Series E (c)(e)	276,014	6,302,807
Space Exploration Technologies Corp. Series N (a)(c)(e)	8,141	3,419,139
		12,909,535
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(e)	11,104	813,590

Transportation Infrastructure - 0.0%
Delhivery Private Ltd. Series H (c)(e)	2,719	1,293,389

TOTAL INDUSTRIALS		15,016,514

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Meesho Series F (c)(e)	63,600	4,876,358
Xsight Labs Ltd. Series D (c)(e)	130,900	1,046,676
		5,923,034
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (c)(e)	1,325,513	1,469,575

IT Services - 0.1%
ByteDance Ltd. Series E1 (c)(e)	31,950	3,972,024
Yanka Industries, Inc. Series F (c)(e)	55,991	1,784,814
		5,756,838
Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(e)	180,900	608,150
SiMa.ai Series B (c)(e)	313,000	1,604,876
Tenstorrent, Inc. Series C1 (c)(e)	8,600	511,307
		2,724,333
Software - 0.1%
Databricks, Inc.:
Series G(c)(e)	16,000	3,527,238
Series H(c)(e)	10,524	2,320,041
Nuvia, Inc. Series B (a)(c)	178,648	145,995
Skyryse, Inc. Series B (c)(e)	67,400	1,663,430
Stripe, Inc. Series H (c)(e)	8,086	324,451
		7,981,155
TOTAL INFORMATION TECHNOLOGY		23,854,935

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (c)(e)	249,802	5,762,932

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (c)(e)	37,990	1,800,858

TOTAL CONVERTIBLE PREFERRED STOCKS		104,619,002
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(c)(e)	3,178,083	413,151
Series 1D(a)(c)(e)	5,904,173	767,542
Waymo LLC Series A2 (a)(c)(e)	7,817	716,991
		1,897,684
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Gupshup, Inc. (c)(e)	78,911	1,804,316

Software - 0.1%
Pine Labs Private Ltd.:
Series 1(c)(e)	2,652	1,136,952
Series A(c)(e)	663	284,238
Series B(c)(e)	721	309,104
Series B2(c)(e)	583	249,941
Series C(c)(e)	1,085	465,156
Series C1(c)(e)	228	97,747
Series D(c)(e)	244	104,606
		2,647,744
TOTAL INFORMATION TECHNOLOGY		4,452,060

TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,349,744
TOTAL PREFERRED STOCKS (Cost $89,430,504)		110,968,746

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
0% 10/27/25 (c)(e)	2,430,300	2,430,300
4% 5/22/27 (c)(e)	237,400	237,400
4% 6/12/27 (c)(e)	64,200	64,200
Rivian Automotive, Inc. 0% 7/15/26 (c)(e)	2,266,776	2,266,776
		4,998,676
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Real Good Food Co. LLC 1% (c)(e)(h)	1,339,400	1,339,400
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. 0% (c)(h)	446,304	434,193
TOTAL CONVERTIBLE BONDS (Cost $6,784,380)		6,772,269

Preferred Securities - 0.1%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. 0% (c)(h)	2,232,400	2,771,887
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(e)	564,345	564,345
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (c)(e)(h)	480,000	480,000
TOTAL INFORMATION TECHNOLOGY		1,044,345
TOTAL PREFERRED SECURITIES (Cost $3,276,745)		3,816,232

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (i)	13,193,534	13,196,173
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	141,245,797	141,259,922
TOTAL MONEY MARKET FUNDS (Cost $154,456,095)		154,456,095

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $4,223,151,386)	7,350,260,268
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(147,463,719)
NET ASSETS - 100.0%	7,202,796,549

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $165,384,922 or 2.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,952,296 or 0.5% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	1,338,638
ABL Space Systems Series B2	10/22/21	1,166,473
AgBiome LLC Series C	6/29/18	435,125
Algolia SAS Series D	7/23/21	890,102
Allbirds, Inc.	10/09/18	128,974
Allbirds, Inc. Series A	10/09/18	50,888
Allbirds, Inc. Series B	10/09/18	8,938
Allbirds, Inc. Series C	10/09/18	85,434
Allbirds, Inc. Series Seed	10/09/18	27,363
Ant International Co. Ltd. Class C	5/16/18	1,539,709
AppHarvest, Inc.	1/29/21	852,650
Astera Labs, Inc. Series C	8/24/21	608,150
Beta Technologies, Inc. Series A	4/09/21	813,590
Bird Rides, Inc.	2/12/21 - 4/20/21	1,893,231
Bird Rides, Inc. Series C1	12/21/18	1,716,652
Bird Rides, Inc. Series D	9/30/19	286,773
Blink Health, Inc. Series A1	12/30/20	155,957
Blink Health, Inc. Series C	11/07/19 - 7/14/21	647,847
Bowery Farming, Inc. Series C1	5/18/21	1,076,896
ByteDance Ltd. Series E1	11/18/20	3,500,895
Cibus Corp. Series C	2/16/18 - 6/23/21	858,881
Cipher Mining, Inc.	3/04/21	3,272,920
Circle Internet Financial Ltd. 0%	5/11/21	2,232,400
Cyxtera Technologies, Inc.	2/21/21	1,225,330
Databricks, Inc. Series G	2/01/21	2,837,886
Databricks, Inc. Series H	8/31/21	2,320,041
Delhivery Private Ltd. Series H	5/20/21	1,327,209
Diamond Foundry, Inc. Series C	3/15/21	5,995,248
Discord, Inc. Series I	9/15/21	385,437
Endeavor Group Holdings, Inc. Class A	3/29/21	2,043,984
Enevate Corp. Series E	1/29/21	1,469,576
Enevate Corp. 0% 1/29/23	1/29/21	564,345
Epic Games, Inc.	7/30/20	349,025
ESS Tech, Inc.	5/06/21	1,627,580
Fanatics, Inc. Class A	8/13/20 - 3/22/21	2,081,557
FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	1,727,161
GoBrands, Inc. Series G	3/02/21	4,569,827
GoBrands, Inc. Series H	7/22/21	4,454,821
Gupshup, Inc.	6/08/21	1,804,316
Instacart, Inc. Series H	11/13/20	1,632,300
Instacart, Inc. Series I	2/26/21	1,633,000
IonQ, Inc.	3/07/21	1,554,000
JUUL Labs, Inc. Class A	12/20/17 - 7/06/18	645,585
JUUL Labs, Inc. Series E	12/20/17 - 7/06/18	342,963
Meesho Series F	9/21/21	4,876,358
MultiPlan Corp. warrants 12/31/99	10/08/20	0
Neutron Holdings, Inc.	2/04/21	4,916
Neutron Holdings, Inc. Series 1C	7/03/18	581,081
Neutron Holdings, Inc. Series 1D	1/25/19	1,431,762
Neutron Holdings, Inc. 0% 10/27/25	10/29/21	2,430,300
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	237,400
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	64,200
Nuvation Bio, Inc.	2/10/21	1,200,380
Nuvia, Inc. Series B	3/16/21	145,994
Otonomo Technologies Ltd.	1/31/21 - 9/10/21	62,647
Pine Labs Private Ltd.	6/30/21	413,502
Pine Labs Private Ltd. Series 1	6/30/21	988,825
Pine Labs Private Ltd. Series A	6/30/21	247,206
Pine Labs Private Ltd. Series B	6/30/21	268,832
Pine Labs Private Ltd. Series B2	6/30/21	217,377
Pine Labs Private Ltd. Series C	6/30/21	404,553
Pine Labs Private Ltd. Series C1	6/30/21	85,012
Pine Labs Private Ltd. Series D	6/30/21	90,978
Rad Power Bikes, Inc.	1/21/21	490,493
Rad Power Bikes, Inc. Series A	1/21/21	63,945
Rad Power Bikes, Inc. Series C	1/21/21	251,621
Rad Power Bikes, Inc. Series D	9/17/21	985,215
Reddit, Inc. Series E	5/18/21	205,363
Reddit, Inc. Series F	8/11/21	3,161,154
Redwood Materials Series C	5/28/21	1,800,858
Relativity Space, Inc. Series E	5/27/21	6,302,807
Rivian Automotive, Inc. Series E	7/10/20	3,491,678
Rivian Automotive, Inc. Series F	1/19/21	4,063,634
Rivian Automotive, Inc. 0% 7/15/26	7/23/21	2,266,776
SiMa.ai Series B	5/10/21	1,604,876
Skyryse, Inc. Series B	10/21/21	1,663,430
Sonder Holdings, Inc. Series D1	12/20/19	498,633
Sonder Holdings, Inc. 0%	3/18/21	446,304
Space Exploration Technologies Corp. Class A	2/16/21	923,978
Space Exploration Technologies Corp. Series N	8/04/20	2,198,070
Starry, Inc. Series C	12/08/17	145,907
Starry, Inc. Series D	3/06/19 - 7/30/20	791,166
Starry, Inc. Series E3	3/31/21	627,972
Stripe, Inc. Class B	5/18/21	770,465
Stripe, Inc. Series H	3/15/21	324,451
Sweetgreen, Inc. warrants 1/21/26	1/21/21	0
Sweetgreen, Inc. Series C	9/13/19	21,204
Sweetgreen, Inc. Series D	9/13/19	341,094
Sweetgreen, Inc. Series H	11/09/18	2,759,812
Sweetgreen, Inc. Series I	9/13/19	803,922
Sweetgreen, Inc. Series J	1/21/21	652,074
Tenstorrent, Inc. Series C1	4/23/21	511,307
Tenstorrent, Inc. 0%	4/23/21	480,000
The Original BARK Co.	12/17/20 - 8/13/21	2,230,929
The Real Good Food Co. LLC 1%	5/07/21	1,339,400
Veterinary Emergency Group LLC Class A	9/16/21	845,392
Waymo LLC Series A2	5/08/20	671,224
WeWork, Inc.	3/25/21	4,075,360
Xsight Labs Ltd. Series D	2/16/21	1,046,676
Yanka Industries, Inc. Series F	4/08/21	1,784,814
Zomato Ltd.	12/09/20 - 2/10/21	2,004,664

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	145,904,096	402,260,189	534,968,112	14,908	-	-	13,196,173	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	76,396,587	205,043,755	140,180,420	95,587	-	-	141,259,922	0.4%
Total	222,300,683	607,303,944	675,148,532	110,495	-	-	154,456,095

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.